Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 33,336	$ 46,821
Accounts receivable, net	28,941	11,280
Prepaid expenses	7,773	7,773
Total Current Assets	70,050	65,874
Note receivable, net of discount of $4,716 and $0 as of December 31, 2022 and 2021, respectively	195,284	0
Intangible assets, net	248,585	298,085
Total Assets	513,919	363,959
Current Liabilities
Accounts payable	133,408	161,171
Accrued liabilities	395,714	247,155
Deferred revenue	31,425	46,425
Unearned interest	5,151	0
Notes payable - current, net of discounts of $0 and $57,148 at December 31, 2022 and 2021, respectively	363,167	233,167
Shares payable to related parties	14,624	0
Salaries payable to related parties	263,516	273,926
Derivative liabilities	469,873	202,616
Total Current Liabilities	1,676,878	1,164,460
Notes payable	104,300	267,152
Due to stockholders	1,000	1,000
Total Liabilities	1,782,178	1,432,612
Commitments and Contingencies (Note 4)
Series B Convertible Preferred Stock, 600 shares designated, $0.001 Par Value, $1,200 stated value; 454 shares and 206 shares issued and outstanding at December 31, 2022 and 2021, respectively. Liquidation preference $544,800 and $247,200 as of December 31, 2022 and 2021, respectively	544,800	247,200
Stockholders' Equity (Deficit)
Series A Preferred Stock, $0.001 par value, 10,000,000 Shares authorized; 25,845 shares issued and outstanding at December 31, 2022 and 2021, respectively	26	26
Common Stock $0.001 Par Value, 1,000,000,000 shares authorized; 352,174,583 shares and 220,254,395 shares issued and outstanding at December 31, 2022 and 2020, respectively	352,175	220,255
Additional paid in capital	7,141,877	7,008,098
Accumulated deficit	(9,307,137)	(8,544,232)
Total Stockholders' Equity (Deficit)	(1,813,059)	(1,315,853)
Total Liabilities and Stockholders' Equity (Deficit)	$ 513,919	$ 363,959